Restructuring, impairment and other non-recurring costs (Details Narrative) - Uk input tax claimed in prior years [member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Restructuring and other non-recurring costs	$ 1,450	$ 410	$ 1,390
Provisions used other				$ 1,000